Group cash flow statement (Parenthetical) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2017
(a) Cash flows from consolidated operations
Profit after tax for the period		$ 4,499		$ 3,287
Adjustments for:
Taxation		2,233		1,669
Finance items		52		1,207
Share of profit after tax of equity accounted units		(326)		(40)
Net (gain)/loss on consolidation and disposal of interests in businesses		(176)		13
Impairment charges		123		357
Depreciation and amortisation		2,049		2,117
Provisions (including exchange differences on provisions)		390		168
Utilisation of provision for post-retirement benefits		(138)		(171)
Utilisation of other provisions		(214)		(338)
Change in inventories		(463)		(331)
Change in trade and other receivables		137		464
Change in trade and other payables		(442)		(456)
Other items	[1]	(229)		76
Cash flows from consolidated operations		7,495		8,022
Buy-back of bonds				2,500
Net interest paid associated with bond redemption		80		259
Non-refundable long-term deposits		338
Non-contingent royalty received		60
Proceeds from disposal		150
Purchases of financial assets	[2]	1,063		16
Cash and cash equivalents per Group balance sheet		5,989		7,746		$ 10,550
Bank overdrafts (reported within ‘borrowings and other financial liabilities’)		0
Cash and cash equivalents included in assets of disposal groups held for sale		5		70
Cash and cash equivalents less overdrafts per Group cash flow statement		5,994	[3]	7,786	[3]	10,547
Market losses on operational contracts		152		123
Bank overdrafts [member]
Adjustments for:
Bank overdrafts (reported within ‘borrowings and other financial liabilities’)				$ (30)		$ (3)
Fixed Income Instruments [member]
Adjustments for:
Purchases of financial assets		$ 1,000
Simfer Jersey Limited [member]
Adjustments for:
Percentage of subsidiary		53.00%
Simfer S.A. [member]
Adjustments for:
Percentage of subsidiary		4.25%
Purchased amount		$ 194

[1]	Includes adjustments to add back mark to market gains of US$152 million (June 2017: losses of US$123 million) mainly relating to derivatives embedded in operational contracts and not designated in a hedge relationship.
[2]	During the six months to 30 June 2018, the Group invested a further US$1.0 billion in a separately managed portfolio of fixed income instruments. As there has been significant turnover, management has again elected to report the purchases and sales of these securities on a net cash flow basis in the current year within ‘Purchases of financial assets’.
[3]	Closing cash and cash equivalents less overdrafts for the purposes of the cash flow statement differs from cash and cash equivalents on the Group balance sheet as per the following reconciliation